Contract Asset	9 Months Ended
Sep. 30, 2026
Contract Asset
Contract Asset

Note 6 - Contract Asset

The contract asset was recognized in connection with the Second Amended CAA within the scope of ASC 340. This asset represents costs incurred to fulfill the contract, specifically the cost of assuming the stand-ready guarantee obligation under ASC 460 and the contingent indemnification exposure under ASC 326. The contract asset is amortized on a systematic and rational basis over the contract term, consistent with the release of the underlying guarantee exposure. The contract asset is evaluated for impairment under ASC 340-40-35-3 when facts and circumstances indicate the carrying amount may not be recoverable, and any impairment identified is recognized in the period identified and may not be subsequently reversed.

The following table summarizes the change in the contract asset for the three and nine months ended September 30, 2026:

	Stand-ready guarantee	Financial indemnification	Total
Balance, December 31, 2025	$2,049,599	$1,048,101	$3,097,700
Amortization	(85,401)	(43,671)	(129,072)
Balance, March 31, 2026	1,964,198	1,004,430	2,968,628
Amortization	(85,401)	(43,671)	(129,072)
Balance, June 30, 2026	1,878,797	960,759	2,839,556
Amortization	(85,401)	(43,671)	(129,072)
Balance, September 30, 2026	$1,793,396	$917,088	$2,710,484

As of September 30, 2026, $0.3 million and $0.2 million of the stand-ready guarantee and financial indemnification contract assets, respectively, are classified as current, with the remaining $1.5 million and $0.7 million classified as non-current. As of December 31, 2025, $0.3 million and $0.2 million of the stand-ready guarantee and financial indemnification contract assets, respectively, were classified as current, with the remaining $1.7 million and $0.9 million classified as non-current.

Amortization of the contract asset was $0.1 million and $0.4 million for the three and nine months ended September 30, 2026, respectively, compared to $0 for the three and nine months ended September 30, 2025, representing the straight-line amortization of the cost to acquire the contract asset recognized as of October 1, 2025, the effective date of the Second Amended CAA. Amortization expense is recognized within operating expenses and is partially offset each period by the corresponding release of the stand-ready guarantee liability and remeasurement of the financial indemnification liability to income, as described in Note 7, Loan Portfolio Indemnification Obligations.